S000001268 [Member] Expense Example - INTERNATIONAL EQUITY INDEX FUND - INTERNATIONAL EQUITY INDEX FUND	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 10
Expense Example, with Redemption, 3 Years	43
Expense Example, with Redemption, 5 Years	80
Expense Example, with Redemption, 10 Years	$ 187